Fees Summary	Jul. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 317,399,984.13
Previously Paid Amount	0.00
Total Fee Amount	43,832.94
Total Offset Amount	0.00
Net Fee	$ 43,832.94